Other Intangible Assets, Net	12 Months Ended
Dec. 31, 2020
Goodwill And Intangible Assets Disclosure [Abstract]
Other Intangible Assets, Net
9.	OTHER INTANGIBLE ASSETS, NET

Other intangible assets, net consisted of the following:

December 31, 2020	Gross Cost	Accumulated Amortization	Net Cost
Technologies & licenses	934	(623)	311
Purchased & internally developed software	537	(461)	76
Technologies in progress	56	—	56
Other intangible assets	72	(70)	2
Total	1,599	(1,154)	445

December 31, 2019	Gross Cost	Accumulated Amortization	Net Cost
Technologies & licenses	699	(578)	121
Purchased & internally developed software	486	(427)	59
Technologies in progress	119	—	119
Other intangible assets	70	(70)	—
Total	1,374	(1,075)	299

As described in Note 7, the acquisitions completed in 2020 resulted in the recognition of technologies of $108 million, reported on the line “Technologies & licenses”, $10 million of technology in progress reported on the line “Technologies in progress” and $2 million of other intangible assets reported on the line “Other intangible assets”.

Furthermore, the 2019 acquisition of Norstel resulted in the recognition of technology in progress for $86 million reported on the line “Technologies in progress” as at December 31, 2019.  The acquired technology was reported on the line “Technologies & licenses” as at December 31, 2020.

The line “Technologies in progress” in the table above also includes internally developed software under construction and software not ready for use.

The amortization expense in 2020, 2019 and 2018 was $79 million, $69 million and $64 million, respectively.

The estimated amortization expense of the existing intangible assets for the following years is:

Year
2021	97
2022	82
2023	64
2024	49
2025	35
Thereafter	118
Total	445

In 2020, 2019 and 2018, the Company impaired $4 million, $4 million and $2 million, respectively, of acquired licenses and technologies for which it was determined that they had no alternative future use.